Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets, Net [Line Items]
Intangible, gross	$ 2,035,355	$ 429,355
Less: Accumulated amortization	(301,293)	(160,833)
Foreign currency translation adjustment	(1,702)	(11,711)
Intangible, net	1,732,360	256,811
Smart farming applications [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible, gross	86,897	86,897
Trademark [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible, gross	4,355	4,355
AI software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible, gross	1,606,000
Computer software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible, gross	$ 338,103	$ 338,103